----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                                                    Expires:    October 31, 2003
                                                    Estimated average burden
                                                    hours per response .....23.5
                                                    ----------------------------
                                                            SEC USE ONLY
                                                    ----------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended DECEMBER 31, 2001.

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


Check here if Amendment [_]; Amendment Number: ___

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Berkowitz Capital & Company, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     40 Fulton Street, 24th Floor, New York, New York  10038
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     Jeffrey L. Berkowitz     (212) 587-2900
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION

--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 8TH day of MAY, 2002.


     Berkowitz Capital & Company, LLC
-------------------------------------------
(Name of Institutional Investment Manager)


     /s/ Jeffrey L. Berkowitz
-------------------------------------------
     Jeffrey L. Berkowitz
(Manual Signature of Person Duly Authorized
to Submit This Report)

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 49
Form 13F-HR Information Table Value Total: $56,617,425.00

ACCOUNT HOLDINGS

                                                                                     MARKET        VOTING
DATE                   QUANTITY   CUSIP        SECURITY                              VALUE         AUTHORITY
------------           --------   -----        ------------------------------        --------      ---------
LONG COMMON STOCK
------------------
03-28-02               75000     038222105     APPLIED MATERIALS INC                   4070250     Sole
03-28-02              200000     17275R102     CISCO SYSTEMS INC                       3386000     Sole
03-21-02              175000     184502102     CLEAR CHANNEL COMM                      8996750     Sole
03-19-02               50000     23331A109     D R HORTON INC                          1885000     Sole
03-27-02              150000     247025109     DELL COMPUTER CORP                      3916500     Sole
03-26-02               75000     437076102     HOME DEPOT INC                          3645750     Sole
03-06-02               75000     535679104     LINENS N THINGS INC                     2289750     Sole
03-14-02               75000     546347105     LOUISIANA PACIFIC CORP                   805500     Sole
03-22-02               75000     694873100     PACIFIC SUNWEAR OF CALIFORNIA           1845000     Sole
03-21-02               25000     720279108     PIER 1 IMPORTS,INC.                      514750     Sole
03-27-02              100000     87612E106     TARGET CORP                             4312000     Sole
03-25-02               50000     882508104     TEXAS INSTRUMENTS INC                   1655000     Sole
11-09-99              366400     88368Q103     THE STREET.COM INC                       952640     Sole
10-30-95              170000     902673102     UFP TECHNOLOGIES INC                     219300     Sole
03-25-02              150000     925524308     VIACOM INC-CL B                         7255500     Sole
03-12-02              150000     984332106     YAHOO INC                               2770500     Sole
05-19-00               63600     88368Q103     THE STREET.COM INC                       165360     Sole

                                                                                      48685550

LONG PUTS
---------
03-20-02                4000       DLQPY       PUT  DELL COMPUTR APR27.50               710000     Sole
03-04-02                1500       HIPK        PUT  HOUSEHOLD IN APR 055                183750     Sole
03-21-02                1500       IBMPA       PUT  IBM          APR 105                480000     Sole
03-25-02                2000       INQQZ       PUT  INTEL CORP   MAY32.50               580000     Sole
03-28-02                 500       ANNPI       PUT ANNTAYLOR STORES CORP APR 45         135000     Sole
03-05-02                 500       DHIPH       PUT D R HORTON INC APR 40                165000     Sole
02-27-02                1000       HETPH       PUT HARRAHS ENTERTAINMENT INC APR 40      17500     Sole
02-28-02                4000       MYGPH       PUT MAYTAG CORP APR 40                    80000     Sole
03-04-02                1000       SAPPG       PUT SAP AG-SPONSORED ADR APR 35           27500     Sole
03-26-02                 500       SPWPI       PUT SPX CORP APR 145                     335000     Sole
03-18-02                2000       STKPE       PUT STORAGE TECHNOLOGY CORP NEW APR 25   760000     Sole
03-21-02                1250       UNPPM       PUT UNION PACIFIC CORP APR 65            425000     Sole

                                                                                       3898750

LONG CALLS
----------
03-11-02                2500       AXPDH       CALL AMERN EXPRES APR 040                393750     Sole
03-05-02                5000       AOEDE       CALL AOL TIME WAR APR 025                237500     Sole
03-15-02                2500        CDJ        CALL CITIGROUP    APR 050                212500     Sole
03-19-02                2000       CCUDJ       CALL CLEAR CHANNE APR 050                505000     Sole
03-22-02                 500       CCEHC       CALL COCA COLA ENTERPRISES INC AUG 15    202500     Sole
03-21-02                 500       DOWEF       CALL DOW CHEMICAL MAY 30                 167500     Sole
03-19-02                4000       GEDH        CALL GENERAL ELEC APR 040                 90000     Sole
03-28-02                 750       GDDS        CALL GENL DYNAMCS APR 095                136875     Sole
03-07-02                1250       HONDH       CALL HONEYWELL APRIL 40                   71875     Sole
03-19-02                2000       IPDI        CALL INTL PAPER   APR 045                 65000     Sole
03-14-02                1000       LPXEB       CALL LOUISIANA PACIFIC CORP MAY 10       127500     Sole
03-28-02                1000       MDTDI       CALL MEDTRONIC    APR 045                115000     Sole
03-26-02                 750       MGGEG       CALL MGM MIRAGE MAY 35                   204375     Sole
03-11-02                1000       MSQDM       CALL MICROSOFT CP APR 065                 27500     Sole
03-13-02                1000       NWSDE       CALL NEWS CORP APR 25                    345000     Sole
03-08-02                5000       ORQDC       CALL ORACLE CORP APR 015                  37500     Sole
03-15-02                1000       COLDE       CALL ROCKWELL COLLINS INC APR 25         100000     Sole
03-07-02               10000       SUQDB       CALL SUN MICROSYS APR 010                175000     Sole
03-25-02                1750       TXNDZ       CALL TEXAS INSTRS APR 32.50              323750     Sole
03-22-02                2250       XLQDH       CALL XILINX INC   APR 040                495000     Sole

                                                                                       4033125